Guarantor Subsidiaries Financial Information - Condensed Balance Sheet (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash, cash equivalents, and restricted cash	$ 2,135,381	$ 233,401	$ 228,080	$ 1,143,232	$ 429,133	$ 425,849
Cash and cash equivalents	2,135,381	233,401	228,080	1,143,232	429,133	425,849
Receivables, net	1,240,521	1,166,787		942,508
Inventories	866,205	742,634	742,634	658,510
Current assets - other	111,441	122,291		868,129
Total current assets	4,353,548	2,265,113		2,867,631
Property, plant and equipment, net	557,423	573,972		518,376	353,193
Goodwill	2,412,554	2,460,103		2,078,765
Investment in subsidiaries	0	0		0
Other intangibles, net	1,157,424	1,204,432		1,053,860
Other long-term assets	72,277	76,360		62,386
Total Assets	8,553,226	6,579,980		6,581,018	3,229,513
Current liabilities	1,530,293	1,573,330		1,446,639
Inter-company	0	0		0
Long-term debt	3,818,061	1,823,303		1,762,967
Long-term liabilities - other	294,520	354,815		394,587
Total liabilities	5,642,874	3,751,448		3,604,193
Shareholders' equity	2,895,170	2,808,868		2,205,977
Non-controlling interest	15,182	19,664		770,848
Total equity	2,910,352	2,828,532		2,976,825	1,701,339	1,808,974
Total Liabilities and Equity	8,553,226	6,579,980		6,581,018
Elimination
Condensed Financial Statements, Captions [Line Items]
Cash, cash equivalents, and restricted cash	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0
Receivables, net	0	0		0
Inventories	0	0		0
Current assets - other	0	0		0
Total current assets	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Investment in subsidiaries	(9,431,604)	(8,957,870)		(7,349,649)
Other intangibles, net	0	0		0
Other long-term assets	0	0		0
Total Assets	(9,431,604)	(8,957,870)		(7,349,649)
Current liabilities	0	0		0
Inter-company	0	0		0
Long-term debt	0	0		0
Long-term liabilities - other	0	0		0
Total liabilities	0	0		0
Shareholders' equity	(9,431,604)	(8,957,870)		(7,349,649)
Non-controlling interest	0	0		0
Total equity	(9,431,604)	(8,957,870)		(7,349,649)
Total Liabilities and Equity	(9,431,604)	(8,957,870)		(7,349,649)
Parent
Condensed Financial Statements, Captions [Line Items]
Cash, cash equivalents, and restricted cash	1,760,805	933	3,049	2,522	0	146,806
Cash and cash equivalents	1,760,805	933	3,049	2,522	0	146,806
Receivables, net	117,117	77,046		79,041
Inventories	147,208	120,937		120,042
Current assets - other	(14,278)	1,142		52,576
Total current assets	2,010,852	200,058		254,181
Property, plant and equipment, net	49,355	52,532		49,031
Goodwill	25,275	25,274		25,275
Investment in subsidiaries	6,686,158	6,517,205		5,388,613
Other intangibles, net	29,585	30,575		31,897
Other long-term assets	20,595	17,414		9,592
Total Assets	8,821,820	6,843,058		5,758,589
Current liabilities	198,264	196,827		194,983
Inter-company	1,909,286	2,121,546		1,562,399
Long-term debt	3,804,601	1,661,771		1,761,933
Long-term liabilities - other	14,499	54,046		33,298
Total liabilities	5,926,650	4,034,190		3,552,613
Shareholders' equity	2,895,170	2,808,868		2,205,976
Non-controlling interest	0	0		0
Total equity	2,895,170	2,808,868		2,205,976
Total Liabilities and Equity	8,821,820	6,843,058		5,758,589
Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash, cash equivalents, and restricted cash	73	625	850	1,226	8,626	5,447
Cash and cash equivalents	73	625	850	1,226	8,626	5,447
Receivables, net	70,128	59,166		74,105
Inventories	63,186	46,626		52,372
Current assets - other	936	563		(19,438)
Total current assets	134,323	106,980		108,265
Property, plant and equipment, net	24,847	26,492		27,096
Goodwill	283,241	283,242		284,020
Investment in subsidiaries	2,745,446	2,440,665		1,961,036
Other intangibles, net	79,169	81,037		83,103
Other long-term assets	(33,748)	(23,892)		(41,963)
Total Assets	3,233,278	2,914,524		2,421,557
Current liabilities	89,160	77,284		74,706
Inter-company	(1,402,141)	(1,307,410)		(1,138,540)
Long-term debt	0	14		58
Long-term liabilities - other	11,601	20,594		3,768
Total liabilities	(1,301,380)	(1,209,518)		(1,060,008)
Shareholders' equity	4,534,658	4,124,042		3,481,565
Non-controlling interest	0	0		0
Total equity	4,534,658	4,124,042		3,481,565
Total Liabilities and Equity	3,233,278	2,914,524		2,421,557
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash, cash equivalents, and restricted cash	374,503	231,843	224,181	1,139,484	420,507	273,596
Cash and cash equivalents	374,503	231,843	$ 224,181	1,139,484	$ 420,507	$ 273,596
Receivables, net	1,053,276	1,030,575		789,362
Inventories	655,811	575,071		486,096
Current assets - other	124,783	120,586		834,991
Total current assets	2,208,373	1,958,075		2,505,185
Property, plant and equipment, net	483,221	494,948		442,249
Goodwill	2,104,038	2,151,587		1,769,470
Investment in subsidiaries	0	0		0
Other intangibles, net	1,048,670	1,092,820		938,860
Other long-term assets	85,430	82,838		94,757
Total Assets	5,929,732	5,780,268		5,750,521
Current liabilities	1,242,869	1,299,219		1,176,950
Inter-company	(507,145)	(814,136)		(423,859)
Long-term debt	13,460	161,518		976
Long-term liabilities - other	268,420	280,175		357,521
Total liabilities	1,017,604	926,776		1,111,588
Shareholders' equity	4,896,946	4,833,828		3,868,085
Non-controlling interest	15,182	19,664		770,848
Total equity	4,912,128	4,853,492		4,638,933
Total Liabilities and Equity	$ 5,929,732	$ 5,780,268		$ 5,750,521